STOCK-BASED COMPENSATION (Details - Stock based compensation) - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total	$ 4,742,906	$ 304,559	$ 376,657	$ 24,167,363
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total	849,725			14,256,318
Cost of Sales [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total	188,860			269,266
Selling and Marketing Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total	160,622			237,028
In Process Research and Development [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total	354,439			379,160
General and Administrative Expense [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total	$ 145,804			$ 13,370,865